Report of Directors Corporate Governance - Non-executive directors interests in shares (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Total non-executive directors
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Shareholding guidelines (number of shares)	15,000
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Rachel Duan
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
James Forese
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	115,000
Ann Godbehere (appointed to the Board on 1 September 2023)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Kalpana Morparia (appointed to the Board on 1 March 2023)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	75,000
Brendan Nelson (appointed to the Board on 1 September 2023)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	0
David Nish
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	50,000
Jackson Tai (retired on 5 May 2023)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	66,515
Swee Lian Teo (appointed to the Board on 1 October 2023)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,200
Mark Tucker
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	307,352